Employee Benefit Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Plan 2013-15 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan

Plan 2013-2015

	2018	2017	2016
Amount at the beginning of the year	—	—	188,493
- Granted	—	—	9,130
- Settled	—	—	(193,878)
- Expired	—	—	(3,745)

Amount at end of year(1)	—	—	—

Expense recognized during the year	—	—	6
Fair value of shares on grant date (in U.S. dollars)	—	—	14.75

(1)	The life of the plan in 2016 was 7 months.

Plan 2014-17 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan

Plan 2014-2017

	2018	2017	2016
Amount at the beginning of the year	—	99,278	234,130
- Granted	—	6,269	6,978
- Settled	—	(105,201)	(123,926)
- Expired	—	(346)	(17,904)

Amount at end of year(1)	—	—	99,278

Expense recognized during the year	—	8	28
Fair value of shares on grant date (in U.S. dollars)	—	33.41	33.41

(1)	The life of the plan in 2017 was 7 months, whereas the remaining life as of December 31, 2016 was 7 months.

Plan 2015-18 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan

Plan 2015-2018

	2018	2017	2016
Amount at the beginning of the year	162,051	339,459	602,079
- Granted	—	2,682	—
- Settled	(155,385)	(168,814)	(202,227)
- Expired	(6,666)	(11,276)	(60,393)

Amount at end of year(1)	—	162,051	339,459

Expense recognized during the year	12	26	63
Fair value of shares on grant date (in U.S. dollars)	19.31	19.31	19.31

(1)	The life of the plan in 2018 was 7 months, whereas the remaining life of the plan was 7 months as of December 31, 2017, and between 7 and 19 months as of December 31, 2016.

Plan 2016-19 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan

Plan 2016-2019

	2018	2017	2016
Amount at the beginning of the year	393,972	682,307	—
- Granted	—	—	682,307
- Settled	(189,303)	(228,981)	—
- Expired	(21,589)	(59,354)	—

Amount at end of year(1)	183,080	393,972	682,307

Expense recognized during the year	54	59	56
Fair value of shares on grant date (in U.S. dollars)	16.99	16.99	16.99

(1)	The average remaining life of the plan is 7 months as of December 31, 2018, between 7 and 19 months as of December 31, 2017 and between 7 and 31 months as of December 31, 2016.

Plan 2017-2020 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan

Plan 2017-2020

	2018	2017	2016
Amount at the beginning of the year	644,949	—	—
- Granted	—	646,149	—
- Settled	(193,564)	—	—
- Expired	(75,833)	(1,200)	—

Amount at end of year(1)	375,552	644,949	—

Expense recognized during the year	142	69	—
Fair value of shares on grant date (in U.S.dollars)	20.26	20.26	—

(1)	The average remaining life of the plan is between 7 and 19 months as of December 31, 2018 and between 7 and 31 months as of December 31, 2017.

Plan 2018-2021 [member]
Statement [LineItems]
Summary of Share Based Benefit Plan

Plan 2018-2021

	2018	2017	2016
Amount at the beginning of the year	—	—	—
- Granted	761,512	—	—

Amount at end of year(1)	761,512	—	—

Expense recognized during the year	100	—	—
Fair value of shares on grant date (in U.S. dollars)	13.60	—	—

(1)	The average remaining life of the plan is between 7 and 31 months as of December 31, 2018.